Financial Risk Management - Unused Portions of the Committed Lines of Credit (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Commercial paper programs [member]
Disclosure of unused portion of borrowing facility [line items]
Unused portions of the committed lines of credit	¥ 1,433,976	¥ 1,461,590
Other committed lines of credit [member]
Disclosure of unused portion of borrowing facility [line items]
Unused portions of the committed lines of credit	72,482	63,759
Committed lines of credit [member]
Disclosure of unused portion of borrowing facility [line items]
Unused portions of the committed lines of credit	¥ 1,506,458	¥ 1,525,349